Revenues	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenues
Note 3
: Revenues
Revenues by type and geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 4)
.

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total
Year ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Recurring	2,523	2,367	1,218	1,143	733	682	576	566	-	-	5,050	4,758
Transactions	189	168	231	224	173	154	98	62	-	-	691	608
Global Print	-	-	-	-	-	-	-	-	609	620	609	620
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(2)	(2)
Total	2,712	2,535	1,449	1,367	906	836	674	628	609	620	6,348	5,984

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News			Global Print		Total
Year ended December 31,	2021	2020	2021	2020	2021	2020	2021	(1)	2020	2021	2020	2021	2020
U.S.	2,139	2,027	1,197	1,129	750	704	119		418	424	436	4,629	4,714
Canada (country of domicile)	64	51	10	10	33	27	4		4	83	81	194	173
Other	25	19	49	45	90	76	7		9	17	17	188	166
Americas (North America, Latin America, South America)	2,228	2,097	1,256	1,184	873	807	130		431	524	534	5,011	5,053
U.K.	276	249	107	109	19	15	376		35	41	41	819	449
Other	69	60	49	41	-	2	110		105	16	15	244	223
EMEA (Europe, Middle East and Africa)	345	309	156	150	19	17	486		140	57	56	1,063	672
Asia Pacific	139	129	37	33	14	12	58		57	28	30	276	261
Eliminations/Rounding	-	-	-	-	-	-	-		-	-	-	(2)	(2)
Total	2,712	2,535	1,449	1,367	906	836	674		628	609	620	6,348	5,984
(1)
Revenues from the Reuters News agreement with LSEG’s Refinitiv business were moved from the U.S. to the U.K. in January
2021
following the sale of Refinitiv, a U.S. company, to LSEG, a U.K. company.
Contract liabilities

	December 31,

	2021	2020	2019
Deferred revenue	874	866	833
Deferred revenue at December 31
, 2021
increased compared to the balance at December 31
, 2020
as cash payments received or due in advance of satisfying performance obligations exceeded $817 million of revenues recognized from the deferred revenue balance at the beginning of the period.
Deferred revenue at December 31
, 2020
increased compared to the balance at December 31
, 2019
as cash payments received or due in advance of satisfying performance obligations exceeded $786 million of revenues recognized from the deferred revenue balance at the beginning of the period.
Costs to obtain a contract
Amortization of deferred commissions was $139 million and $128 million for the years ending December 31
, 2021
and 2020, respectively, and was recorded within ”Operating expenses” in the consolidated income statement.

Remaining performance obligations
As of December 31
, 2021
, remaining performance obligations were $16.7 billion (2020
-
$16.0 billion), including the portion recorded as deferred revenue. The Company expects to recognize these revenues as follows:

	December 31,

	2021	2020
1 year	25%	25%
Between 1 and 2 years	13%	13%
Between 2 and 3 years	8%	8%
Later than 3 years	54%	54%
The remaining performance obligations later than three
years largely relate to an agreement under which the Reuters News business supplies news and editorial content to LSEG’s Refinitiv business for a minimum amount of revenue through October 1
, 2048
. In 2021
, the Company recorded $339 million (2020
-
$336 million) of revenues under this agreement, which represent the current minimum annual value. However, these revenues may increase further as the contract requires adjustments related to changes in the consumer price index and foreign exchange rates (see note 31). As permitted by IFRS 15,
Revenue from
Contracts with Customers
, the Company excluded performance obligations for contracts with an original expected duration of less than one year from its disclosure.